PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.9%
Brazil : 3.1%
244,408
Ambev SA
$ 554,278
0.1
282,874  B3 SA - Brasil Bolsa
Balcao
709,544
0.1
62,936
Banco Bradesco SA
179,978
0.0
62,371
Banco BTG Pactual SA
566,141
0.1
88,804
Banco do Brasil SA
367,079
0.1
35,128  BB Seguridade
Participacoes SA
219,391
0.0
29,200  Caixa Seguridade
Participacoes S/A
82,680
0.0
62,768  Centrais Eletricas
Brasileiras SA
619,395
0.1
25,446  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
631,865
0.1
12,902
CPFL Energia SA
95,148
0.0
38,000
Embraer SA
570,759
0.1
15,058
Energisa S/A
144,037
0.0
14,500
(1)
Eneva SA
45,252
0.0
65,370
Equatorial Energia SA
453,221
0.1
44,687
Klabin SA
150,797
0.0
49,780
Localiza Rent a Car SA
368,983
0.1
23,177  MBRF Global Foods Co.
SA
84,482
0.0
56,977  Motiva Infraestrutura de
Mobilidade SA
159,083
0.0
177,127
(1)
NU Holdings Ltd./Cayman
Islands - Class A
2,835,803
0.6
198,485
Petroleo Brasileiro SA
1,255,297
0.3
4,500
Porto Seguro SA
42,022
0.0
45,334
(1)
PRIO SA/Brazil
324,444
0.1
69,761
Raia Drogasil SA
240,652
0.1
41,860
(2)
Rede D'Or Sao Luiz SA
331,750
0.1
68,594
Rumo SA
204,793
0.0
36,864
Suzano SA
345,419
0.1
44,340
Telefonica Brasil SA
283,339
0.1
47,200
TIM SA/Brazil
208,231
0.0
29,948
Totvs SA
256,870
0.1
41,520
Ultrapar Participacoes SA
171,471
0.0
191,533
Vale SA - Foreign
2,072,144
0.4
55,052
Vibra Energia SA
254,870
0.1
89,603
WEG SA
614,329
0.1
20,144
XP, Inc. - Class A
378,506
0.1
15,822,053
3.1
Chile : 0.4%
2,461,437
Banco de Chile
373,761
0.1
4,754  Banco de Credito e
Inversiones SA
210,151
0.1
3,563,986
Banco Santander Chile
236,059
0.1
68,287
Cencosud SA
194,257
0.0
62,767
Empresas CMPC SA
92,542
0.0
21,255
Empresas Copec SA
155,638
0.0
1,102,410
Enel Americas SA
111,224
0.0
1,587,605
Enel Chile SA
122,856
0.0
26,447
Falabella SA
156,796
0.0
16,607,519
Latam Airlines Group SA
377,432
0.1
2,030,716
0.4
China : 30.7%
96,000
(2)
3SBio, Inc.
373,336
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
44,000  AAC Technologies
Holdings, Inc.
$ 258,383
0.1
2,718  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
114,596
0.0
14,000  AECC Aviation Power Co.
Ltd. - Class A
83,133
0.0
326,600  Agricultural Bank of
China Ltd. - Class A
305,971
0.1
1,400,000  Agricultural Bank of
China Ltd. - Class H
942,297
0.2
40,191  Aier Eye Hospital Group
Co. Ltd. - Class A
69,817
0.0
8,000
Airtac International Group
198,704
0.1
34,000
(1)(2)
Akeso, Inc.
617,715
0.1
903,800  Alibaba Group Holding
Ltd.
20,212,688
4.0
318,000
(1)
Alibaba Health
Information Technology
Ltd.
270,819
0.1
85,600  Aluminum Corp. of China
Ltd. - Class A
99,372
0.0
184,000  Aluminum Corp. of China
Ltd. - Class H
190,316
0.1
25,100  Anhui Conch Cement Co.
Ltd. - Class A
81,967
0.0
60,000
(3)
Anhui Conch Cement Co.
Ltd. - Class H
180,689
0.0
7,443  Anhui Gujing Distillery
Co. Ltd. - Class B
103,444
0.0
9,600
(1)
Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
72,795
0.0
67,800  ANTA Sports Products
Ltd.
812,134
0.2
3,784
Autohome, Inc., ADR
108,033
0.0
156,000
(3)
AviChina Industry &
Technology Co. Ltd. -
Class H
87,568
0.0
118,950
(1)
Baidu, Inc. - Class A
1,966,773
0.4
94,700  Bank of Beijing Co. Ltd. -
Class A
73,315
0.0
157,700  Bank of China Ltd. -
Class A
114,765
0.0
3,706,000  Bank of China Ltd. -
Class H
2,025,725
0.4
171,800  Bank of Communications
Co. Ltd. - Class A
162,269
0.0
437,000  Bank of Communications
Co. Ltd. - Class H
366,164
0.1
29,600  Bank of Hangzhou Co.
Ltd. - Class A
63,545
0.0
76,300  Bank of Jiangsu Co. Ltd.
- Class A
107,545
0.0
49,600  Bank of Nanjing Co. Ltd.
- Class A
76,181
0.0
27,900  Bank of Ningbo Co. Ltd.
- Class A
103,665
0.0
67,700  Bank of Shanghai Co.
Ltd. - Class A
85,214
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
96,000  Baoshan Iron & Steel Co.
Ltd. - Class A
$ 95,449
0.0
29,500  Beijing Enterprises
Holdings Ltd.
125,988
0.0
226,000  Beijing Enterprises Water
Group Ltd.
69,457
0.0
1,811  Beijing Kingsoft Office
Software, Inc. - Class A
80,816
0.0
178,800  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
129,032
0.0
44,900
(1)
BeOne Medicines Ltd. -
Class H
1,198,075
0.2
12,660
(1)
Bilibili, Inc. - Class Z
357,986
0.1
10,500
(2)
BOC Aviation Ltd.
93,814
0.0
201,600  BOE Technology Group
Co. Ltd. - Class A
118,028
0.0
222,000  Bosideng International
Holdings Ltd.
132,429
0.0
21,900
BYD Co. Ltd. - Class A
337,752
0.1
190,500
(3)
BYD Co. Ltd. - Class H
2,692,656
0.5
44,500  BYD Electronic
International Co. Ltd.
235,902
0.1
39,000  C&D International
Investment Group Ltd.
89,658
0.0
1,429
(1)
Cambricon Technologies
Corp. Ltd. - Class A
267,331
0.1
659,000
(2)
CGN Power Co. Ltd. -
Class H
244,632
0.1
13,100  Chaozhou Three-Circle
Group Co. Ltd. - Class A
85,521
0.0
443,000  China CITIC Bank Corp.
Ltd. - Class H
380,389
0.1
741,000
(1)(2)
China CITIC Financial
Asset Management Co.
Ltd. - Class H
98,671
0.0
113,000
(3)
China Coal Energy Co.
Ltd. - Class H
134,883
0.0
140,000  China Communications
Services Corp. Ltd. -
Class H
82,665
0.0
62,200  China Construction Bank
Corp. - Class A
75,292
0.0
5,077,000  China Construction Bank
Corp. - Class H
4,869,687
1.0
23,800  China CSSC Holdings
Ltd. - Class A
115,902
0.0
107,400
(1)
China Eastern Airlines
Corp. Ltd. - Class A
62,646
0.0
200,900  China Energy
Engineering Corp. Ltd. -
Class A
68,110
0.0
267,600  China Everbright Bank
Co. Ltd. - Class A
126,456
0.0
201,000
(2)
China Feihe Ltd.
103,209
0.0
39,900  China Galaxy Securities
Co. Ltd. - Class A
99,933
0.0
176,000  China Galaxy Securities
Co. Ltd. - Class H
266,724
0.1
152,400
(3)
China Gas Holdings Ltd.
149,018
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
152,500  China Hongqiao Group
Ltd.
$ 516,492
0.1
93,600
(2)
China International
Capital Corp. Ltd. - Class
H
256,111
0.1
13,900  China Life Insurance Co.
Ltd. - Class A
77,615
0.0
389,000  China Life Insurance Co.
Ltd. - Class H
1,101,609
0.2
23,800
(1)(2)
China Literature Ltd.
120,248
0.0
162,000  China Longyuan Power
Group Corp. Ltd. - Class
H
172,837
0.0
171,000  China Mengniu Dairy Co.
Ltd.
328,841
0.1
75,400  China Merchants Bank
Co. Ltd. - Class A
428,762
0.1
200,000  China Merchants Bank
Co. Ltd. - Class H
1,196,995
0.2
68,810  China Merchants Port
Holdings Co. Ltd.
128,832
0.0
36,500  China Merchants
Securities Co. Ltd. -
Class A
88,017
0.0
163,612  China Minsheng Banking
Corp. Ltd. - Class A
91,555
0.0
322,500  China Minsheng Banking
Corp. Ltd. - Class H
170,207
0.0
194,000  China National Building
Material Co. Ltd. - Class
H
137,465
0.0
76,200  China National Nuclear
Power Co. Ltd. - Class A
93,315
0.0
18,100  China Northern Rare
Earth Group High-Tech
Co. Ltd. - Class A
122,983
0.0
108,000  China Oilfield Services
Ltd. - Class H
92,501
0.0
202,500  China Overseas Land &
Investment Ltd.
372,941
0.1
31,600  China Pacific Insurance
Group Co. Ltd. - Class A
156,263
0.0
133,000  China Pacific Insurance
Group Co. Ltd. - Class H
528,412
0.1
148,600  China Petroleum &
Chemical Corp. - Class A
110,528
0.0
1,174,000  China Petroleum &
Chemical Corp. - Class H
609,840
0.1
103,400  China Railway Group Ltd.
- Class A
80,153
0.0
191,000  China Railway Group Ltd.
- Class H
96,401
0.0
88,500  China Resources Beer
Holdings Co. Ltd.
311,377
0.1
50,500  China Resources Gas
Group Ltd.
128,535
0.0
170,500  China Resources Land
Ltd.
664,523
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
8,800  China Resources
Microelectronics Ltd. -
Class A
$ 68,856
0.0
38,600
(2)
China Resources Mixc
Lifestyle Services Ltd.
204,763
0.1
110,000
(2)(3)
China Resources
Pharmaceutical Group
Ltd.
67,988
0.0
108,000
(3)
China Resources Power
Holdings Co. Ltd.
247,376
0.1
452,000
(1)
China Ruyi Holdings Ltd.
172,507
0.0
28,300  China Shenhua Energy
Co. Ltd. - Class A
153,194
0.0
173,000  China Shenhua Energy
Co. Ltd. - Class H
825,827
0.2
68,700
(1)
China Southern Airlines
Co. Ltd. - Class A
58,418
0.0
157,700  China State Construction
Engineering Corp. Ltd. -
Class A
120,918
0.0
80,000  China State Construction
International Holdings
Ltd.
101,875
0.0
79,400  China Taiping Insurance
Holdings Co. Ltd.
155,206
0.0
141,300  China Three Gorges
Renewables Group Co.
Ltd. - Class A
84,405
0.0
8,800  China Tourism Group
Duty Free Corp. Ltd. -
Class A
88,687
0.0
241,800
(2)
China Tower Corp. Ltd. -
Class H
356,447
0.1
135,100  China United Network
Communications Ltd. -
Class A
104,648
0.0
104,600
(1)
China Vanke Co. Ltd. -
Class H
74,841
0.0
83,800  China Yangtze Power Co.
Ltd. - Class A
320,893
0.1
39,500  Chongqing Changan
Automobile Co. Ltd. -
Class A
67,984
0.0
115,000  Chongqing Rural
Commercial Bank Co.
Ltd. - Class H
88,738
0.0
112,600
(3)
Chow Tai Fook Jewellery
Group Ltd.
225,019
0.1
165,000
CITIC Ltd.
241,678
0.1
52,000  CITIC Securities Co. Ltd.
- Class A
219,028
0.1
80,500  CITIC Securities Co. Ltd.
- Class H
317,880
0.1
101,800  CMOC Group Ltd. - Class
A
225,519
0.1
174,000  CMOC Group Ltd. - Class
H
350,744
0.1
15,080  Contemporary Amperex
Technology Co. Ltd. -
Class A
855,239
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
3,400
(3)
Contemporary Amperex
Technology Co. Ltd. -
Class H
$ 250,291
0.1
66,000  COSCO SHIPPING
Holdings Co. Ltd. - Class
A
133,165
0.0
119,500
(3)
COSCO SHIPPING
Holdings Co. Ltd. - Class
H
185,783
0.0
117,800  CRRC Corp. Ltd. - Class
A
123,819
0.0
194,000  CRRC Corp. Ltd. - Class
H
149,483
0.0
19,900  CSC Financial Co. Ltd. -
Class A
75,182
0.0
442,000  CSPC Pharmaceutical
Group Ltd.
532,406
0.1
80,400  Daqin Railway Co. Ltd. -
Class A
66,562
0.0
57,040  East Money Information
Co. Ltd. - Class A
218,028
0.1
2,450  Eastroc Beverage Group
Co. Ltd. - Class A
104,695
0.0
43,100  ENN Energy Holdings
Ltd.
355,395
0.1
3,660  Eoptolink Technology, Inc.
Ltd. - Class A
189,280
0.0
10,000  Eve Energy Co. Ltd. -
Class A
128,300
0.0
24,100  Everbright Securities Co.
Ltd. - Class A
63,886
0.0
114,000
Far East Horizon Ltd.
100,641
0.0
71,400  Focus Media Information
Technology Co. Ltd. -
Class A
81,051
0.0
18,420  Foshan Haitian
Flavouring & Food Co.
Ltd. - Class A
101,093
0.0
143,000
Fosun International Ltd.
101,130
0.0
49,700  Founder Securities Co.
Ltd. - Class A
56,983
0.0
47,200  Foxconn Industrial
Internet Co. Ltd. - Class A
440,729
0.1
12,000  Fuyao Glass Industry
Group Co. Ltd. - Class A
123,882
0.0
30,000
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
302,186
0.1
1,248,000
(1)
GCL Technology Holdings
Ltd.
210,116
0.1
85,500  GD Power Development
Co. Ltd. - Class A
59,886
0.0
54,900
(1)
GDS Holdings Ltd. -
Class A
268,029
0.1
327,000  Geely Automobile
Holdings Ltd.
821,497
0.2
66,000
(1)
Genscript Biotech Corp.
142,411
0.0
17,400
(2)
Giant Biogene Holding
Co. Ltd.
126,168
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,200  GigaDevice
Semiconductor, Inc. -
Class A
$ 126,291
0.0
18,600
GoerTek, Inc. - Class A
98,601
0.0
134,000  Great Wall Motor Co. Ltd.
- Class H
289,285
0.1
12,600  Gree Electric Appliances,
Inc. of Zhuhai - Class A
70,390
0.0
8,400  Guangdong Haid Group
Co. Ltd. - Class A
75,251
0.0
166,000  Guangdong Investment
Ltd.
150,877
0.0
38,200  Guosen Securities Co.
Ltd. - Class A
72,749
0.0
72,578  Guotai Junan Securities
Co. Ltd. - Class A
192,816
0.1
81,592
(2)
Guotai Junan Securities
Co. Ltd. - Class H
167,801
0.0
10,838
(3)
H World Group Ltd., ADR
423,874
0.1
93,000
(2)(3)
Haidilao International
Holding Ltd.
159,989
0.0
29,800  Haier Smart Home Co.
Ltd. - Class A
106,308
0.0
123,400  Haier Smart Home Co.
Ltd. - Class H
400,334
0.1
36,000  Haitian International
Holdings Ltd.
99,114
0.0
66,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
306,169
0.1
18,000  Henan Shuanghui
Investment &
Development Co. Ltd. -
Class A
62,616
0.0
36,500  Hengan International
Group Co. Ltd.
119,016
0.0
37,200  Hengli Petrochemical Co.
Ltd. - Class A
89,697
0.0
2,100  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
110,207
0.0
217,200
(1)
Horizon Robotics
266,722
0.1
38,000
(1)(2)(3)
Hua Hong Semiconductor
Ltd. - Class H
390,497
0.1
10,400  Huadong Medicine Co.
Ltd. - Class A
60,694
0.0
278,000  Huaneng Power
International, Inc. - Class
H
193,512
0.1
44,700  Huatai Securities Co. Ltd.
- Class A
137,095
0.0
64,400
(2)
Huatai Securities Co. Ltd.
- Class H
169,773
0.0
63,400  Huaxia Bank Co. Ltd. -
Class A
58,649
0.0
8,355  Hygon Information
Technology Co. Ltd. -
Class A
298,265
0.1
7,800  IEIT Systems Co. Ltd. -
Class A
81,936
0.0
11,300
Iflytek Co. Ltd. - Class A
89,256
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
245,300  Industrial & Commercial
Bank of China Ltd. -
Class A
$ 251,640
0.1
3,369,000  Industrial & Commercial
Bank of China Ltd. -
Class H
2,480,747
0.5
76,300  Industrial Bank Co. Ltd. -
Class A
212,892
0.1
283,200  Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
94,893
0.0
26,800  Inner Mongolia Yili
Industrial Group Co. Ltd.
- Class A
102,860
0.0
67,100  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
128,699
0.0
77,000
(1)(2)
Innovent Biologics, Inc.
958,737
0.2
11,900  JCET Group Co. Ltd. -
Class A
73,899
0.0
61,900
(1)(2)
JD Health International,
Inc.
527,078
0.1
107,500
(1)(2)
JD Logistics, Inc.
180,606
0.0
128,800
JD.com, Inc. - Class A
2,256,642
0.5
72,000  Jiangsu Expressway Co.
Ltd. - Class H
83,455
0.0
6,800  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
91,780
0.0
24,500  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
246,423
0.1
7,000  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
66,883
0.0
69,000  Jiangxi Copper Co. Ltd. -
Class H
270,217
0.1
19,202
(1)
Kanzhun Ltd., ADR
448,559
0.1
110,200  KE Holdings, Inc. - Class
A
718,321
0.2
164,000
(1)
Kingdee International
Software Group Co. Ltd.
367,766
0.1
51,800
Kingsoft Corp. Ltd.
229,848
0.1
142,500
(2)
Kuaishou Technology
1,541,260
0.3
11,600  Kuang-Chi Technologies
Co. Ltd. - Class A
81,804
0.0
212,000
Kunlun Energy Co. Ltd.
189,353
0.0
4,200  Kweichow Moutai Co.
Ltd. - Class A
853,585
0.2
1,500  Laopu Gold Co. Ltd. -
Class H
137,124
0.0
372,000
Lenovo Group Ltd.
551,226
0.1
26,000  Lens Technology Co. Ltd.
- Class A
122,945
0.0
66,600
(1)(3)
Li Auto, Inc. - Class A
852,643
0.2
128,500
Li Ning Co. Ltd.
290,561
0.1
111,500
(2)(3)
Longfor Group Holdings
Ltd.
169,856
0.0
41,000
(1)
LONGi Green Energy
Technology Co. Ltd. -
Class A
103,872
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
28,000  Luxshare Precision
Industry Co. Ltd. - Class
A
$ 255,760
0.1
5,943  Luzhou Laojiao Co. Ltd.
- Class A
110,366
0.0
180,500
(2)
Meitu, Inc.
214,693
0.1
262,200
(1)(2)
Meituan - Class B
3,502,669
0.7
13,600  Midea Group Co. Ltd. -
Class A
139,075
0.0
16,000  Midea Group Co. Ltd. -
Class H
168,858
0.0
25,800  MINISO Group Holding
Ltd.
145,371
0.0
233,600
(1)(3)
MMG Ltd.
202,322
0.1
5,843  Montage Technology Co.
Ltd. - Class A
127,551
0.0
21,100  Muyuan Foods Co. Ltd. -
Class A
157,334
0.0
33,500  NARI Technology Co. Ltd.
- Class A
108,246
0.0
2,970  NAURA Technology
Group Co. Ltd. - Class A
189,235
0.0
4,500
(1)(2)(3)
NetEase Cloud Music,
Inc.
149,773
0.0
92,400
NetEase, Inc.
2,806,406
0.6
13,000  New China Life Insurance
Co. Ltd. - Class A
112,114
0.0
45,100  New China Life Insurance
Co. Ltd. - Class H
267,111
0.1
66,900
(1)
New Oriental Education &
Technology Group, Inc.
357,084
0.1
7,845  Ningbo Tuopu Group Co.
Ltd. - Class A
89,615
0.0
34,900  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
87,269
0.0
97,000
(1)(3)
NIO, Inc. - Class A
733,632
0.2
107,600
(2)
Nongfu Spring Co. Ltd. -
Class H
743,605
0.2
52,400  Orient Securities Co. Ltd./
China - Class A
84,444
0.0
37,220
(1)
PDD Holdings, Inc., ADR
4,919,367
1.0
513,000  People's Insurance Co.
Group of China Ltd. -
Class H
448,794
0.1
104,500  PetroChina Co. Ltd. -
Class A
118,291
0.0
1,086,000  PetroChina Co. Ltd. -
Class H
984,531
0.2
370,000  PICC Property & Casualty
Co. Ltd. - Class H
834,666
0.2
80,300  Ping An Bank Co. Ltd. -
Class A
127,978
0.0
44,300  Ping An Insurance Group
Co. of China Ltd. - Class
A
343,831
0.1
345,000  Ping An Insurance Group
Co. of China Ltd. - Class
H
2,347,066
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
52,700  Poly Developments and
Holdings Group Co. Ltd.
- Class A
$ 58,317
0.0
28,600
(2)
Pop Mart International
Group Ltd.
979,603
0.2
142,300  Postal Savings Bank of
China Co. Ltd. - Class A
115,079
0.0
403,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
282,326
0.1
86,900  Power Construction Corp.
of China Ltd. - Class A
68,256
0.0
5,612  Qifu Technology, Inc.,
ADR
161,513
0.0
35,000
(1)
Qinghai Salt Lake
Industry Co. Ltd. - Class
A
102,688
0.0
56,300  Rongsheng
Petrochemical Co. Ltd. -
Class A
76,424
0.0
34,700  SAIC Motor Corp. Ltd. -
Class A
83,635
0.0
38,200  Sanan Optoelectronics
Co. Ltd. - Class A
83,804
0.0
37,700  Sany Heavy Industry Co.
Ltd. - Class A
123,272
0.0
33,400  SDIC Power Holdings Co.
Ltd. - Class A
61,319
0.0
5,600  Seres Group Co. Ltd. -
Class A
135,363
0.0
19,700  SF Holding Co. Ltd. -
Class A
111,830
0.0
37,700  Shaanxi Coal Industry
Co. Ltd. - Class A
106,082
0.0
23,200  Shandong Gold Mining
Co. Ltd. - Class A
127,770
0.0
49,750
(2)
Shandong Gold Mining
Co. Ltd. - Class H
235,239
0.1
141,200  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
105,420
0.0
54,500
(1)
Shanghai Electric Group
Co. Ltd. - Class A
72,581
0.0
15,600  Shanghai Fosun
Pharmaceutical Group
Co. Ltd. - Class A
65,441
0.0
109,600  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
183,530
0.0
3,624  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
77,279
0.0
4,600  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
125,655
0.0
131,900  Shenwan Hongyuan
Group Co. Ltd. - Class A
99,011
0.0
6,800  Shenzhen Inovance
Technology Co. Ltd. -
Class A
80,336
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,500  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
$ 155,722
0.0
45,400  Shenzhou International
Group Holdings Ltd.
359,418
0.1
2,700
(1)
Sichuan Kelun-Biotech
Biopharmaceutical Co.
Ltd. - Class H
178,275
0.0
18,000
Silergy Corp.
153,299
0.0
72,400  Sinopharm Group Co.
Ltd. - Class H
170,286
0.0
38,000
Sinotruk Hong Kong Ltd.
112,056
0.0
101,000
(2)(3)
Smoore International
Holdings Ltd.
228,490
0.1
9,000  Sungrow Power Supply
Co. Ltd. - Class A
205,443
0.1
39,400
(3)
Sunny Optical Technology
Group Co. Ltd.
457,007
0.1
22,404
(1)
TAL Education Group,
ADR
250,925
0.1
36,030
TBEA Co. Ltd. - Class A
90,225
0.0
112,840  TCL Technology Group
Corp. - Class A
68,434
0.0
337,400
Tencent Holdings Ltd.
28,749,720
5.6
30,581  Tencent Music
Entertainment Group,
ADR
713,761
0.2
108,000  Tingyi Cayman Islands
Holding Corp.
144,275
0.0
72,000  Tongcheng Travel
Holdings Ltd.
212,693
0.1
23,700
(1)
Tongwei Co. Ltd. - Class
A
74,372
0.0
56,000  TravelSky Technology
Ltd. - Class H
76,448
0.0
32,850
Trip.com Group Ltd.
2,491,264
0.5
36,000  Tsingtao Brewery Co. Ltd.
- Class H
244,964
0.1
17,400  Unisplendour Corp. Ltd.
- Class A
74,141
0.0
3,200  Victory Giant Technology
Huizhou Co. Ltd. - Class
A
128,935
0.0
18,066  Vipshop Holdings Ltd.,
ADR
354,816
0.1
13,400  Wanhua Chemical Group
Co. Ltd. - Class A
125,593
0.0
258,000  Want Want China
Holdings Ltd.
175,045
0.0
48,000  Weichai Power Co. Ltd. -
Class A
94,765
0.0
92,000  Weichai Power Co. Ltd. -
Class H
164,585
0.0
32,800  Wens Foodstuffs Group
Co. Ltd. - Class A
85,896
0.0
5,900  Will Semiconductor Co.
Ltd. Shanghai - Class A
125,807
0.0
13,500  Wuliangye Yibin Co. Ltd.
- Class A
230,835
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
10,000  WuXi AppTec Co. Ltd. -
Class A
$ 158,318
0.0
17,500
(2)
WuXi AppTec Co. Ltd. -
Class H
267,753
0.1
185,000
(1)(2)
Wuxi Biologics Cayman,
Inc.
976,895
0.2
16,000
(1)
WuXi XDC Cayman, Inc.
161,578
0.0
55,800  XCMG Construction
Machinery Co. Ltd. -
Class A
90,287
0.0
906,400
(1)(2)
Xiaomi Corp. - Class B
6,299,432
1.2
272,000
(3)
Xinyi Solar Holdings Ltd.
120,029
0.0
66,600
(1)
XPeng, Inc. - Class A
782,541
0.2
70,000
(2)
Yadea Group Holdings
Ltd.
124,613
0.0
203,200  Yankuang Energy Group
Co. Ltd. - Class H
265,633
0.1
20,043
Yum China Holdings, Inc.
860,246
0.2
10,200  Yunnan Baiyao Group
Co. Ltd. - Class A
81,429
0.0
2,900  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.
- Class A
80,199
0.0
95,500  Zhaojin Mining Industry
Co. Ltd. - Class H
381,993
0.1
98,600  Zhejiang Expressway Co.
Ltd. - Class H
91,100
0.0
14,200  Zhejiang Juhua Co. Ltd.
- Class A
80,022
0.0
28,000
(1)(2)
Zhejiang Leapmotor
Technology Co. Ltd. -
Class H
238,882
0.1
19,200  Zhejiang NHU Co. Ltd. -
Class A
64,337
0.0
4,220  Zhongji Innolight Co. Ltd.
- Class A
240,862
0.1
27,800  Zhongjin Gold Corp. Ltd.
- Class A
85,368
0.0
29,300  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
161,018
0.0
88,000  Zijin Mining Group Co.
Ltd. - Class A
364,103
0.1
286,000  Zijin Mining Group Co.
Ltd. - Class H
1,195,772
0.2
22,700
ZTE Corp. - Class A
146,086
0.0
34,800
ZTE Corp. - Class H
158,597
0.0
22,700  ZTO Express Cayman,
Inc.
429,437
0.1
157,567,975
30.7
Colombia : 0.1%
13,173
Grupo Cibest SA
203,284
0.1
23,247  Interconexion Electrica
SA ESP
138,517
0.0
341,801
0.1
Czechia : 0.2%
7,249
CEZ AS
450,185
0.1
4,196
Komercni Banka AS
210,583
0.1
17,315
(2)
Moneta Money Bank AS
138,191
0.0
798,959
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Egypt : 0.0%
120,902  Commercial International
Bank Egypt SAE
$ 255,213
0.0
Greece : 0.6%
114,715
Alpha Bank SA
487,890
0.1
136,488  Eurobank Ergasias
Services and Holdings SA
527,985
0.1
8,845  Hellenic
Telecommunications
Organization SA
167,398
0.0
6,266
Jumbo SA
214,961
0.1
46,132  National Bank of Greece
SA
671,750
0.1
9,096
OPAP SA
212,196
0.1
57,334  Piraeus Financial
Holdings SA
487,009
0.1
9,826
Public Power Corp. SA
161,940
0.0
2,931,129
0.6
Hong Kong : 0.2%
109,800
(1)
J&T Global Express Ltd.
137,787
0.1
6,500
(3)
Orient Overseas
International Ltd.
105,366
0.0
568,000  Sino Biopharmaceutical
Ltd.
592,036
0.1
835,189
0.2
Hungary : 0.3%
19,852  MOL Hungarian Oil &
Gas PLC
161,331
0.0
11,632
OTP Bank Nyrt
1,006,207
0.2
7,320
Richter Gedeon Nyrt
222,784
0.1
1,390,322
0.3
India : 15.2%
2,916
ABB India Ltd.
170,230
0.0
8,304
Adani Enterprises Ltd.
234,513
0.1
28,409  Adani Ports & Special
Economic Zone Ltd.
449,134
0.1
154,510
(1)
Adani Power Ltd.
251,832
0.1
2,017
Alkem Laboratories Ltd.
123,276
0.0
33,843
Ambuja Cements Ltd.
217,302
0.0
9,990
APL Apollo Tubes Ltd.
189,729
0.0
5,236  Apollo Hospitals
Enterprise Ltd.
437,236
0.1
155,746
Ashok Leyland Ltd.
250,499
0.1
17,638
Asian Paints Ltd.
466,783
0.1
6,940
Astral Ltd.
106,762
0.0
20,266
(2)
AU Small Finance Bank
Ltd.
167,066
0.0
14,346
Aurobindo Pharma Ltd.
175,695
0.0
8,686
(1)(2)
Avenue Supermarts Ltd.
437,744
0.1
120,893
Axis Bank Ltd.
1,540,110
0.3
3,467
Bajaj Auto Ltd.
338,934
0.1
20,248
Bajaj Finserv Ltd.
457,473
0.1
1,439  Bajaj Holdings &
Investment Ltd.
198,507
0.0
4,285
Balkrishna Industries Ltd.
110,728
0.0
53,945
Bank of Baroda
157,078
0.0
194,451
Bharat Electronics Ltd.
885,109
0.2
14,074
Bharat Forge Ltd.
192,413
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
58,759  Bharat Heavy Electricals
Ltd.
$ 157,813
0.0
81,255  Bharat Petroleum Corp.
Ltd.
311,228
0.1
135,161
Bharti Airtel Ltd.
2,858,586
0.6
385
Bosch Ltd.
165,487
0.0
5,617
Britannia Industries Ltd.
379,006
0.1
10,791
BSE Ltd.
247,545
0.1
95,582
Canara Bank
133,195
0.0
33,944  CG Power & Industrial
Solutions Ltd.
283,318
0.1
22,207  Cholamandalam
Investment and Finance
Co. Ltd.
402,404
0.1
29,019
Cipla Ltd./India
492,339
0.1
94,285
Coal India Ltd.
414,291
0.1
146,629
Coforge Ltd.
1,649,794
0.3
7,047  Colgate-Palmolive India
Ltd.
176,333
0.0
16,208  Container Corp. Of India
Ltd.
96,029
0.0
4,237  Coromandel International
Ltd.
107,338
0.0
7,412
Cummins India Ltd.
328,001
0.1
27,435
Dabur India Ltd.
151,776
0.0
6,346
Divi's Laboratories Ltd.
407,987
0.1
1,900  Dixon Technologies India
Ltd.
349,217
0.1
39,215
DLF Ltd.
315,116
0.1
31,769  Dr Reddy's Laboratories
Ltd.
440,754
0.1
7,285
Eicher Motors Ltd.
575,219
0.1
39,807
(1)
FSN E-Commerce
Ventures Ltd.
104,171
0.0
121,099
GAIL India Ltd.
240,477
0.1
140,295
(1)
GMR Airports
Infrastructure Ltd.
137,739
0.0
21,516  Godrej Consumer
Products Ltd.
282,716
0.1
8,140
(1)
Godrej Properties Ltd.
180,637
0.0
14,332
Grasim Industries Ltd.
445,133
0.1
12,177
Havells India Ltd.
205,928
0.0
50,137
HCL Technologies Ltd.
782,711
0.2
5,207
(2)
HDFC Asset
Management Co. Ltd.
324,395
0.1
596,896
HDFC Bank Ltd.
6,396,759
1.3
51,223
(2)
HDFC Life Insurance Co.
Ltd.
436,205
0.1
6,410
Hero MotoCorp Ltd.
395,255
0.1
69,813
Hindalco Industries Ltd.
599,140
0.1
10,710  Hindustan Aeronautics
Ltd.
572,322
0.1
51,744  Hindustan Petroleum
Corp. Ltd.
258,861
0.1
42,943
Hindustan Unilever Ltd.
1,216,339
0.2
673
Hitachi Energy India Ltd.
136,443
0.0
7,933
Hyundai Motor India Ltd.
230,800
0.1
277,732
ICICI Bank Ltd.
4,209,097
0.8
12,967
(2)
ICICI Lombard General
Insurance Co. Ltd.
275,774
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
19,209
(2)
ICICI Prudential Life
Insurance Co. Ltd.
$ 128,775
0.0
208,360
IDFC First Bank Ltd.
163,697
0.0
45,522
Indian Hotels Co. Ltd.
369,528
0.1
149,310
Indian Oil Corp. Ltd.
252,162
0.1
13,418  Indian Railway Catering &
Tourism Corp. Ltd.
105,719
0.0
65,930
(1)
Indus Towers Ltd.
254,564
0.1
29,591
(1)
IndusInd Bank Ltd.
245,152
0.1
19,355
Info Edge India Ltd.
285,549
0.1
174,411
Infosys Ltd.
2,836,705
0.6
10,175
(2)
InterGlobe Aviation Ltd.
639,668
0.1
159,829
ITC Ltd.
722,490
0.1
18,097
Jindal Stainless Ltd.
150,481
0.0
18,868
Jindal Steel & Power Ltd.
226,362
0.0
23,101
JSW Energy Ltd.
138,040
0.0
32,107
JSW Steel Ltd.
413,434
0.1
19,622
Jubilant Foodworks Ltd.
136,464
0.0
22,086  Kalyan Jewellers India
Ltd.
113,003
0.0
57,740
Kotak Mahindra Bank Ltd.
1,294,605
0.3
35,487
Larsen & Toubro Ltd.
1,462,900
0.3
3,961
(2)
LTIMindtree Ltd.
230,389
0.1
12,557
Lupin Ltd.
271,452
0.1
16,037
(2)
Macrotech Developers
Ltd.
205,145
0.0
48,942
Mahindra & Mahindra Ltd.
1,888,898
0.4
6,386
Mankind Pharma Ltd.
175,315
0.0
27,212
Marico Ltd.
213,855
0.0
6,596
Maruti Suzuki India Ltd.
1,191,341
0.2
41,275  Max Healthcare Institute
Ltd.
518,188
0.1
5,756
Mphasis Ltd.
172,567
0.0
126
MRF Ltd.
206,982
0.0
6,375
Muthoot Finance Ltd.
220,455
0.0
34,724
Nestle India Ltd.
450,807
0.1
164,771
NHPC Ltd.
160,262
0.0
156,840
NMDC Ltd.
134,922
0.0
228,753
NTPC Ltd.
877,197
0.2
6,034
Oberoi Realty Ltd.
107,519
0.0
161,970  Oil & Natural Gas Corp.
Ltd.
436,567
0.1
26,017
Oil India Ltd.
121,167
0.0
1,149  Oracle Financial Services
Software Ltd. - Class 1
108,786
0.0
332
Page Industries Ltd.
152,063
0.0
18,231
(1)
PB Fintech Ltd.
349,672
0.1
5,901
Persistent Systems Ltd.
321,121
0.1
42,249
Petronet LNG Ltd.
132,711
0.0
10,560
Phoenix Mills Ltd.
184,865
0.0
4,167
PI Industries Ltd.
164,792
0.0
16,200
Pidilite Industries Ltd.
267,776
0.1
2,931
Polycab India Ltd.
240,499
0.1
76,428
Power Finance Corp. Ltd.
352,935
0.1
243,156  Power Grid Corp. of India
Ltd.
767,143
0.2
9,405  Prestige Estates Projects
Ltd.
159,962
0.0
121,938
Punjab National Bank
154,949
0.0
28,611
Rail Vikas Nigam Ltd.
109,509
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
67,492
REC Ltd.
$ 283,126
0.1
319,642
Reliance Industries Ltd.
4,909,640
1.0
153,205  Reliance Strategic
Investments Ltd.
505,127
0.1
255,573  Samvardhana Motherson
International Ltd.
304,363
0.1
15,317  SBI Cards & Payment
Services Ltd.
151,283
0.0
23,767
(2)
SBI Life Insurance Co.
Ltd.
479,571
0.1
505
Shree Cement Ltd.
166,502
0.0
74,556
Shriram Finance Ltd.
516,960
0.1
4,735
Siemens Ltd.
166,963
0.0
1,463
Solar Industries India Ltd.
219,755
0.0
7,403
SRF Ltd.
235,363
0.1
92,445
State Bank of India
907,507
0.2
51,055  Sun Pharmaceutical
Industries Ltd.
919,085
0.2
3,516
Sundaram Finance Ltd.
174,267
0.0
3,508
Supreme Industries Ltd.
166,850
0.0
517,258
(1)
Suzlon Energy Ltd.
320,364
0.1
43,053
(1)
Swiggy Ltd.
204,934
0.0
6,230  Tata Communications
Ltd.
113,242
0.0
47,010  Tata Consultancy
Services Ltd.
1,530,144
0.3
31,260  Tata Consumer Products
Ltd.
397,731
0.1
1,909
Tata Elxsi Ltd.
112,414
0.0
105,600
Tata Motors Ltd.
809,175
0.2
85,492
Tata Power Co. Ltd.
374,092
0.1
389,152
Tata Steel Ltd.
740,091
0.1
28,673
Tech Mahindra Ltd.
452,868
0.1
18,660
Titan Co. Ltd.
707,467
0.1
5,737  Torrent Pharmaceuticals
Ltd.
233,370
0.1
9,189
Torrent Power Ltd.
126,173
0.0
9,681
Trent Ltd.
509,642
0.1
5,742  Tube Investments of India
Ltd.
200,399
0.0
12,535
TVS Motor Co. Ltd.
485,450
0.1
6,267
UltraTech Cement Ltd.
862,926
0.2
84,433
Union Bank of India Ltd.
131,646
0.0
15,167
United Spirits Ltd.
226,188
0.0
24,883
UPL Ltd.
183,702
0.0
70,439
Varun Beverages Ltd.
351,877
0.1
69,667
Vedanta Ltd.
365,670
0.1
97,518
(1)
Vishal Mega Mart Ltd.
163,694
0.0
1,380,913
(1)
Vodafone Idea Ltd.
126,309
0.0
12,244
Voltas Ltd.
186,743
0.0
4,437
(1)
WAAREE Energies Ltd.
166,167
0.0
137,958
Wipro Ltd.
372,206
0.1
784,708
(1)
Yes Bank Ltd.
187,649
0.0
127,434
(1)
Zomato Ltd.
467,828
0.1
13,503
Zydus Lifesciences Ltd.
149,690
0.0
77,787,153
15.2
Indonesia : 1.1%
738,600
(1)
Amman Mineral
Internasional PT
320,148
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
1,065,600  Astra International Tbk
PT
$ 369,552
0.1
2,933,900
Bank Central Asia Tbk PT
1,343,610
0.3
1,978,400  Bank Mandiri Persero
Tbk PT
522,869
0.1
795,800  Bank Negara Indonesia
Persero Tbk PT
196,325
0.0
3,612,200  Bank Rakyat Indonesia
Persero Tbk PT
846,636
0.2
1,265,349
(1)
Barito Pacific Tbk PT
285,196
0.1
426,700  Chandra Asri Pacific Tbk
PT
198,032
0.0
381,700  Charoen Pokphand
Indonesia Tbk PT
106,834
0.0
51,400
(1)
Dian Swastatika Sentosa
Tbk PT
327,554
0.1
49,378,900
(1)
GoTo Gojek Tokopedia
Tbk PT
160,487
0.0
117,000  Indofood CBP Sukses
Makmur Tbk PT
66,592
0.0
223,600  Indofood Sukses Makmur
Tbk PT
97,018
0.0
1,142,300
Kalbe Farma Tbk PT
77,670
0.0
1,161,600  Petrindo Jaya Kreasi
Tbk PT
113,275
0.0
1,010,200  Sumber Alfaria Trijaya
Tbk PT
117,119
0.0
2,634,600  Telkom Indonesia Persero
Tbk PT
485,100
0.1
79,500
United Tractors Tbk PT
127,845
0.0
5,761,862
1.1
Kuwait : 0.7%
94,666
Boubyan Bank KSCP
219,080
0.1
127,841
Gulf Bank KSCP
146,493
0.0
566,043  Kuwait Finance House
KSCP
1,472,879
0.3
38,495
Mabanee Co. KPSC
124,116
0.0
108,906  Mobile
Telecommunications Co.
KSCP
183,653
0.0
426,709  National Bank of Kuwait
SAKP
1,481,073
0.3
97,195
(1)
Warba Bank KSCP
90,321
0.0
3,717,615
0.7
Luxembourg : 0.0%
7,468
Reinet Investments SCA
218,375
0.0
Malaysia : 1.2%
138,200
AMMB Holdings Bhd
185,580
0.1
157,600
Axiata Group Bhd
100,426
0.0
192,000
CelcomDIGI Bhd
168,801
0.1
420,000  CIMB Group Holdings
Bhd
733,885
0.2
226,300
Gamuda Bhd
298,063
0.1
34,100
Hong Leong Bank Bhd
166,305
0.0
109,300
IHH Healthcare Bhd
196,083
0.1
130,700
IOI Corp. Bhd
122,672
0.0
26,200  Kuala Lumpur Kepong
Bhd
128,245
0.0
286,500
Malayan Banking Bhd
674,550
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
130,400
Maxis Bhd
$ 112,239
0.0
66,600
MISC Bhd
115,523
0.0
171,300
(2)
MR DIY Group M Bhd
66,839
0.0
3,600
Nestle Malaysia Bhd
82,344
0.0
133,500  Petronas Chemicals
Group Bhd
134,461
0.0
18,400
Petronas Dagangan Bhd
100,327
0.0
37,500
Petronas Gas Bhd
164,845
0.0
209,700  Press Metal Aluminium
Holdings Bhd
294,606
0.1
776,400
Public Bank Bhd
799,852
0.2
88,200
QL Resources Bhd
90,956
0.0
85,500
RHB Bank Bhd
134,039
0.0
109,800  Sime Darby Plantation
Bhd
136,186
0.0
124,000
Sunway Bhd
166,606
0.1
66,800
Telekom Malaysia Bhd
112,454
0.0
139,800
Tenaga Nasional Bhd
439,470
0.1
201,240
YTL Corp. Bhd
133,225
0.0
137,620  YTL Power International
Bhd
137,956
0.0
5,996,538
1.2
Mexico : 2.1%
198,678
(3)
Alfa SAB de CV - Class A
159,368
0.0
954,907  America Movil SAB de
CV
1,002,174
0.2
26,541  Arca Continental SAB
de CV
278,765
0.1
811,294
(3)
Cemex SAB de CV
729,183
0.1
26,308  Coca-Cola Femsa SAB
de CV
218,282
0.0
154,340  Fibra Uno Administracion
SA de CV
228,895
0.1
89,640  Fomento Economico
Mexicano SAB de CV
883,258
0.2
8,503  Gruma SAB de CV -
Class B
158,322
0.0
15,370
(3)
Grupo Aeroportuario del
Centro Norte SAB de CV
198,379
0.0
20,539
(3)
Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
483,735
0.1
9,614  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
310,513
0.1
67,971
Grupo Bimbo SAB de CV
241,472
0.1
30,641
Grupo Carso SAB de CV
221,005
0.0
15,000  Grupo Comercial
Chedraui SA de CV
119,223
0.0
134,169  Grupo Financiero Banorte
SAB de CV - Class O
1,347,514
0.3
98,512  Grupo Financiero Inbursa
SAB de CV - Class O
271,919
0.1
164,398  Grupo Mexico SAB de
CV
1,430,555
0.3
10,742
(1)
Industrias Penoles SAB
de CV
479,942
0.1
80,149  Kimberly-Clark de Mexico
SAB de CV - Class A
168,758
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
55,408  Prologis Property Mexico
SA de CV
$ 226,915
0.0
10,635  Promotora y Operadora
de Infraestructura SAB
de CV
145,575
0.0
7,500
(3)
Qualitas Controladora
SAB de CV
68,384
0.0
4,648
Southern Copper Corp.
564,081
0.1
276,779
(3)
Wal-Mart de Mexico SAB
de CV
855,115
0.2
10,791,332
2.1
Peru : 0.2%
9,496  Cia de Minas
Buenaventura SAA, ADR
231,038
0.0
3,612
Credicorp Ltd.
961,803
0.2
1,192,841
0.2
Philippines : 0.4%
13,100
Ayala Corp.
108,671
0.0
351,500
Ayala Land, Inc.
147,191
0.0
104,535  Bank of the Philippine
Islands
206,555
0.1
129,146
BDO Unibank, Inc.
294,906
0.1
53,740  International Container
Terminal Services, Inc.
435,827
0.1
23,750
Jollibee Foods Corp.
87,328
0.0
15,160
Manila Electric Co.
138,055
0.0
100,030  Metropolitan Bank & Trust
Co.
116,916
0.0
3,920
PLDT, Inc.
74,063
0.0
11,530
SM Investments Corp.
145,611
0.0
543,100
SM Prime Holdings, Inc.
209,495
0.1
1,964,618
0.4
Poland : 1.0%
36,780
(1)(2)
Allegro.eu SA
360,872
0.1
21,884
(1)(3)
Bank Millennium SA
87,211
0.0
9,771  Bank Polska Kasa Opieki
SA
470,897
0.1
478
(3)
Budimex SA
67,011
0.0
2,634
(1)(3)
CCC SA
131,904
0.0
3,418
CD Projekt SA
254,832
0.0
26,440
(1)(2)
Dino Polska SA
318,698
0.1
7,026
(1)
KGHM Polska Miedz SA
309,847
0.1
56
(3)
L.P. SA
272,682
0.1
821
(1)
mBank SA
203,710
0.0
50,038
(1)
PGE Polska Grupa
Energetyczna SA
147,944
0.0
30,274  Polski Koncern Naftowy
ORLEN SA
721,335
0.1
46,631  Powszechna Kasa
Oszczednosci Bank
Polski SA
906,073
0.2
31,718  Powszechny Zaklad
Ubezpieczen SA
474,984
0.1
2,176  Santander Bank Polska
SA
282,939
0.1
10,856
(1)(3)
Zabka Group SA
70,183
0.0
5,081,122
1.0
Qatar : 0.7%
98,501
Barwa Real Estate Co.
72,243
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar (continued)
169,929
Commercial Bank PSQC
$ 214,060
0.1
110,273
Dukhan Bank
107,292
0.0
79,219
Industries Qatar QSC
271,969
0.1
326,777
Masraf Al Rayan QSC
213,450
0.1
314,737  Mesaieed Petrochemical
Holding Co.
112,256
0.0
44,766
Ooredoo QPSC
168,072
0.0
25,070  Qatar Electricity & Water
Co. QSC
109,410
0.0
33,706
Qatar Fuel QSC
139,601
0.0
152,721  Qatar Gas Transport Co.
Ltd.
192,946
0.0
55,556  Qatar International
Islamic Bank QSC
165,396
0.0
95,746
Qatar Islamic Bank SAQ
628,581
0.1
242,089  Qatar National Bank
QPSC
1,235,379
0.3
3,630,655
0.7
Romania : 0.0%
28,958
NEPI Rockcastle NV
231,882
0.0
Saudi Arabia : 3.3%
8,234
(1)
ACWA Power Co.
470,082
0.1
18,321
Ades Holding Co.
79,601
0.0
103,892
Al Rajhi Bank
2,968,736
0.6
2,099
(1)
Al Rajhi Co for Co-
operative Insurance
67,941
0.0
67,710
Alinma Bank
483,245
0.1
23,217
Almarai Co. JSC
311,442
0.1
49,218
Arab National Bank
324,448
0.1
1,385  Arabian Internet &
Communications Services
Co.
95,096
0.0
40,082
Bank AlBilad
308,065
0.1
35,662
(1)
Bank Al-Jazira
121,939
0.0
66,255
Banque Saudi Fransi
315,357
0.1
4,569  Bupa Arabia for
Cooperative Insurance
Co.
200,904
0.1
4,096  Co. for Cooperative
Insurance
148,540
0.0
1,888
Dallah Healthcare Co.
75,899
0.0
29,467
(1)
Dar Al Arkan Real Estate
Development Co.
156,677
0.0
4,633  Dr Sulaiman Al Habib
Medical Services Group
Co.
333,558
0.1
1,312
Elm Co.
313,289
0.1
20,854
Etihad Etisalat Co.
375,630
0.1
29,091
(1)
Jabal Omar Development
Co.
150,659
0.0
31,975
Jarir Marketing Co.
118,941
0.0
4,877  Makkah Construction &
Development Co.
116,002
0.0
5,268  Mouwasat Medical
Services Co.
103,553
0.0
79,410
Riyad Bank
575,787
0.1
12,873
SABIC Agri-Nutrients Co.
409,423
0.1
19,381  Sahara International
Petrochemical Co.
105,484
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
1,176  SAL Saudi Logistics
Services
$ 56,812
0.0
71,691
(1)
Saudi Arabian Mining Co.
1,223,621
0.2
312,099
(2)
Saudi Arabian Oil Co.
2,049,253
0.4
54,169
Saudi Awwal Bank
463,505
0.1
47,253  Saudi Basic Industries
Corp.
775,538
0.2
40,700
Saudi Electricity Co.
164,853
0.0
34,091
Saudi Investment Bank
129,621
0.0
155,752
Saudi National Bank
1,627,210
0.3
1,885
(1)
Saudi Research & Media
Group
91,732
0.0
2,641  Saudi Tadawul Group
Holding Co.
145,071
0.0
106,958
Saudi Telecom Co.
1,257,733
0.3
15,032  Yanbu National
Petrochemical Co.
140,090
0.0
16,855,337
3.3
South Africa : 3.0%
44,386
Absa Group Ltd.
465,803
0.1
13,948  Anglo American Platinum
Ltd.
995,395
0.2
17,949
Bid Corp. Ltd.
449,245
0.1
17,762
Bidvest Group Ltd.
217,854
0.0
4,605  Capitec Bank Holdings
Ltd.
929,223
0.2
12,624
Clicks Group Ltd.
257,626
0.0
28,787
Discovery Ltd.
328,375
0.1
261,161
FirstRand Ltd.
1,174,229
0.2
47,101
Gold Fields Ltd.
1,972,372
0.4
30,130  Harmony Gold Mining
Co. Ltd.
544,389
0.1
48,508  Impala Platinum Holdings
Ltd.
618,613
0.1
90,088
MTN Group Ltd.
758,093
0.1
8,193
Naspers Ltd. - Class N
2,977,104
0.6
24,451
Nedbank Group Ltd.
302,275
0.1
224,435
Old Mutual Ltd.
173,420
0.0
44,464
OUTsurance Group Ltd.
184,602
0.0
188,369
(2)
Pepkor Holdings Ltd.
265,301
0.1
27,260
Remgro Ltd.
264,755
0.1
91,848
Sanlam Ltd.
444,561
0.1
30,969
(1)
Sasol Ltd.
192,713
0.0
26,540
Shoprite Holdings Ltd.
421,090
0.1
144,947
(1)
Sibanye Stillwater Ltd.
409,990
0.1
68,907  Standard Bank Group
Ltd.
942,722
0.2
32,514
Vodacom Group Ltd.
250,943
0.0
15,540,693
3.0
South Korea : 10.5%
2,132
(1)
Alteogen, Inc.
701,661
0.1
1,564
Amorepacific Corp.
136,529
0.0
8,756
Celltrion, Inc.
1,083,354
0.2
2,933
Coway Co. Ltd.
205,855
0.0
2,427
DB Insurance Co. Ltd.
239,855
0.1
2,838
Doosan Bobcat, Inc.
112,278
0.0
382
Doosan Co. Ltd.
147,312
0.0
23,839
(1)
Doosan Enerbility Co.
Ltd.
1,065,293
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,603
(1)
Ecopro BM Co. Ltd.
$ 210,058
0.1
5,509
Ecopro Co. Ltd.
186,694
0.0
14,977  Hana Financial Group,
Inc.
931,194
0.2
1,225
Hanjin Kal Corp.
87,755
0.0
3,794  Hankook Tire &
Technology Co. Ltd.
103,703
0.0
2,407  Hanmi Semiconductor
Co. Ltd.
165,985
0.0
1,743  Hanwha Aerospace Co.
Ltd.
1,378,426
0.3
6,395
(1)
Hanwha Ocean Co. Ltd.
502,739
0.1
3,855  Hanwha Systems Co.
Ltd.
163,866
0.0
2,345
HD Hyundai Co. Ltd.
260,206
0.1
1,254  HD Hyundai Electric Co.
Ltd.
521,585
0.1
1,185  HD Hyundai Heavy
Industries Co. Ltd.
435,254
0.1
2,259  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
661,931
0.1
6,263
(1)
HLB, Inc.
168,847
0.0
12,398
HMM Co. Ltd.
177,668
0.0
1,253
HYBE Co. Ltd.
237,992
0.1
290  Hyosung Heavy
Industries Corp.
278,255
0.1
1,954
Hyundai Glovis Co. Ltd.
230,515
0.1
3,135
Hyundai Mobis Co. Ltd.
666,987
0.1
6,991
Hyundai Motor Co.
1,071,745
0.2
3,909
Hyundai Rotem Co. Ltd.
611,058
0.1
13,472
Industrial Bank of Korea
186,924
0.0
16,315
Kakao Corp.
694,675
0.1
8,946
KakaoBank Corp.
151,530
0.0
19,061
KB Financial Group, Inc.
1,573,217
0.3
12,403
Kia Corp.
890,249
0.2
4,026  Korea Aerospace
Industries Ltd.
310,863
0.1
13,592  Korea Electric Power
Corp.
350,684
0.1
2,204  Korea Investment
Holdings Co. Ltd.
227,944
0.1
211
Korea Zinc Co. Ltd.
138,506
0.0
9,519
Korean Air Lines Co. Ltd.
154,338
0.0
1,532
(1)
Krafton, Inc.
319,887
0.1
4,868
KT&G Corp.
463,717
0.1
2,598
LG Chem Ltd.
515,752
0.1
4,486
LG Corp.
230,427
0.1
16,568
(1)
LG Display Co. Ltd.
170,104
0.0
5,533
LG Electronics, Inc.
298,456
0.1
2,463
(1)
LG Energy Solution Ltd.
611,159
0.1
484
LG H&H Co. Ltd.
98,783
0.0
11,223
LG Uplus Corp.
122,757
0.0
689
LIG Nex1 Co. Ltd.
253,027
0.1
803
LS Electric Co. Ltd.
163,334
0.0
4,245  Meritz Financial Group,
Inc.
344,342
0.1
12,451  Mirae Asset Securities
Co. Ltd.
190,144
0.0
7,550
NAVER Corp.
1,448,744
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
7,253  NH Investment &
Securities Co. Ltd.
$ 100,437
0.0
1,273  Orion Corp./Republic of
Korea
93,995
0.0
1,846
(1)
POSCO Future M Co.
Ltd.
189,078
0.0
3,800
POSCO Holdings, Inc.
746,893
0.2
2,788
Posco International Corp.
96,369
0.0
932
(1)(2)
Samsung Biologics Co.
Ltd.
664,188
0.1
4,469
Samsung C&T Corp.
588,510
0.1
3,088  Samsung Electro-
Mechanics Co. Ltd.
426,312
0.1
249,037  Samsung Electronics Co.
Ltd.
14,929,850
2.9
1,575  Samsung Fire & Marine
Insurance Co. Ltd.
506,963
0.1
36,326
(1)
Samsung Heavy
Industries Co. Ltd.
567,325
0.1
4,231  Samsung Life Insurance
Co. Ltd.
472,806
0.1
3,374
Samsung SDI Co. Ltd.
493,846
0.1
2,305
Samsung SDS Co. Ltd.
269,864
0.1
207
Samyang Foods Co. Ltd.
225,608
0.1
22,559  Shinhan Financial Group
Co. Ltd.
1,137,379
0.2
1,705
(1)
SK Biopharmaceuticals
Co. Ltd.
123,720
0.0
28,738
SK Hynix, Inc.
7,124,092
1.4
3,509
SK Innovation Co. Ltd.
251,542
0.1
4,893
(1)
SK Square Co. Ltd.
704,786
0.1
2,730
SK Telecom Co. Ltd.
105,829
0.0
1,928
SK, Inc.
288,740
0.1
2,461
(1)
S-Oil Corp.
109,328
0.0
34,015  Woori Financial Group,
Inc.
629,929
0.1
3,044
Yuhan Corp.
259,467
0.1
53,761,019
10.5
Taiwan : 19.5%
27,000
Accton Technology Corp.
933,693
0.2
162,000
Acer, Inc.
165,014
0.0
24,595
Advantech Co. Ltd.
258,864
0.1
4,000
Alchip Technologies Ltd.
459,500
0.1
177,000  ASE Technology Holding
Co. Ltd.
966,488
0.2
124,000
Asia Cement Corp.
155,490
0.0
17,000  Asia Vital Components
Co. Ltd.
552,953
0.1
38,000
Asustek Computer, Inc.
839,506
0.2
365,000
AUO Corp.
164,165
0.0
53,000
(1)
Caliway
Biopharmaceuticals Co.
Ltd.
320,163
0.1
30,000  Catcher Technology Co.
Ltd.
180,006
0.0
500,000  Cathay Financial Holding
Co. Ltd.
1,080,075
0.2
79,742  Chailease Holding Co.
Ltd.
292,242
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
330,187  Chang Hwa Commercial
Bank Ltd.
$ 213,192
0.0
95,000  Cheng Shin Rubber
Industry Co. Ltd.
117,555
0.0
162,000
China Airlines Ltd.
111,212
0.0
836,280  China Development
Financial Holding Corp.
411,803
0.1
612,000
China Steel Corp.
390,515
0.1
198,000  Chunghwa Telecom Co.
Ltd.
866,735
0.2
232,000
Compal Electronics, Inc.
247,850
0.1
879,000  CTBC Financial Holding
Co. Ltd.
1,239,671
0.2
103,000
Delta Electronics, Inc.
2,901,521
0.6
46,000
E Ink Holdings, Inc.
365,464
0.1
763,182  E.Sun Financial Holding
Co. Ltd.
836,351
0.2
10,000
Eclat Textile Co. Ltd.
144,552
0.0
16,000
Elite Material Co. Ltd.
647,540
0.1
3,000  eMemory Technology,
Inc.
199,602
0.0
147,000
Eva Airways Corp.
184,364
0.0
53,000  Evergreen Marine Corp.
Taiwan Ltd.
312,156
0.1
152,000  Far Eastern New Century
Corp.
138,811
0.0
93,000  Far EasTone
Telecommunications Co.
Ltd.
270,107
0.1
26,720  Feng TAY Enterprise Co.
Ltd.
108,269
0.0
601,988  First Financial Holding
Co. Ltd.
590,608
0.1
187,000  Formosa Chemicals &
Fibre Corp.
183,116
0.0
203,000
Formosa Plastics Corp.
257,338
0.1
8,350
Fortune Electric Co. Ltd.
160,112
0.0
437,285  Fubon Financial Holding
Co. Ltd.
1,269,675
0.3
29,000  Gigabyte Technology Co.
Ltd.
286,126
0.1
5,000
Global Unichip Corp.
221,485
0.0
13,000
Globalwafers Co. Ltd.
200,146
0.0
658,000  Hon Hai Precision
Industry Co. Ltd.
4,698,215
0.9
15,420
Hotai Motor Co. Ltd.
301,032
0.1
470,367  Hua Nan Financial
Holdings Co. Ltd.
457,324
0.1
405,544
Innolux Corp.
192,336
0.0
12,000  International Games
System Co. Ltd.
310,715
0.1
149,000
Inventec Corp.
224,809
0.0
5,000  Jentech Precision
Industrial Co. Ltd.
398,863
0.1
3,000
King Slide Works Co. Ltd.
325,839
0.1
5,000
Largan Precision Co. Ltd.
386,926
0.1
115,000
Lite-On Technology Corp.
653,763
0.1
4,000
Lotes Co. Ltd.
204,465
0.0
80,000
MediaTek, Inc.
3,469,580
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
621,756  Mega Financial Holding
Co. Ltd.
$ 866,947
0.2
40,000  Micro-Star International
Co. Ltd.
152,888
0.0
272,000
Nan Ya Plastics Corp.
353,091
0.1
9,000  Nien Made Enterprise
Co. Ltd.
125,814
0.0
31,000  Novatek Microelectronics
Corp.
435,209
0.1
108,000
Pegatron Corp.
251,548
0.1
14,426
PharmaEssentia Corp.
244,484
0.1
29,000  President Chain Store
Corp.
236,173
0.0
143,000
Quanta Computer, Inc.
1,369,819
0.3
27,000  Realtek Semiconductor
Corp.
488,795
0.1
205,000  Shanghai Commercial &
Savings Bank Ltd.
282,975
0.1
648,016  SinoPac Financial
Holdings Co. Ltd.
532,531
0.1
70,000  Synnex Technology
International Corp.
145,450
0.0
1,117,245  Taishin Financial Holding
Co. Ltd.
660,846
0.1
387,968
Taiwan Business Bank
200,832
0.0
360,000
Taiwan Cement Corp.
284,001
0.1
566,942  Taiwan Cooperative
Financial Holding Co. Ltd.
458,588
0.1
88,000  Taiwan High Speed Rail
Corp.
81,233
0.0
92,000
Taiwan Mobile Co. Ltd.
329,346
0.1
1,297,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
56,338,862
11.0
71,000  Unimicron Technology
Corp.
355,816
0.1
251,000  Uni-President Enterprises
Corp.
647,147
0.1
600,000  United Microelectronics
Corp.
902,602
0.2
54,477  Vanguard International
Semiconductor Corp.
183,368
0.0
4,000  Voltronic Power
Technology Corp.
122,149
0.0
36,000
Wan Hai Lines Ltd.
87,986
0.0
151,000
Wistron Corp.
701,617
0.1
6,000
Wiwynn Corp.
657,427
0.1
89,000
WPG Holdings Ltd.
193,593
0.0
90,908
Yageo Corp.
509,795
0.1
85,000  Yang Ming Marine
Transport Corp.
148,258
0.0
556,838  Yuanta Financial Holding
Co. Ltd.
637,900
0.1
37,000  Zhen Ding Technology
Holding Ltd.
202,343
0.0
100,057,335
19.5
Thailand : 1.0%
55,200  Advanced Info Service
PCL
495,875
0.1
231,800
Airports of Thailand PCL
289,921
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
587,400  Bangkok Dusit Medical
Services PCL - Class F
$ 371,094
0.1
31,800  Bumrungrad Hospital
PCL
171,968
0.0
108,500
Central Pattana PCL
187,647
0.0
195,800  Charoen Pokphand
Foods PCL
134,716
0.0
288,600
CP ALL PCL - Foreign
420,650
0.1
115,702
CP AXTRA PCL
80,338
0.0
166,456  Delta Electronics
Thailand PCL
817,079
0.2
243,711
(1)
Gulf Development PCL
327,839
0.1
32,500
Kasikornbank PCL
168,102
0.0
194,800
Krung Thai Bank PCL
149,041
0.0
184,400
Minor International PCL
131,146
0.0
74,500  PTT Exploration &
Production PCL
265,285
0.1
526,000
PTT PCL - Foreign
539,716
0.1
43,900
SCB X PCL - Foreign
174,166
0.0
40,800  Siam Cement PCL
- Foreign
289,571
0.1
569,000
(1)
True Corp. PCL
182,694
0.0
5,196,848
1.0
Turkey : 0.5%
166,500
Akbank TAS
251,611
0.1
73,582  Aselsan Elektronik
Sanayi Ve Ticaret AS
381,281
0.1
24,244  BIM Birlesik Magazalar
AS
315,461
0.1
164,474  Eregli Demir ve Celik
Fabrikalari TAS
116,412
0.0
35,599
Ford Otomotiv Sanayi AS
84,887
0.0
56,313  Haci Omer Sabanci
Holding AS
117,777
0.0
40,302
KOC Holding AS
167,902
0.0
29,957
Turk Hava Yollari AO
227,169
0.1
65,260  Turkcell Iletisim
Hizmetleri AS
153,798
0.0
469,871  Turkiye Is Bankasi AS -
Class C
160,276
0.0
51,630  Turkiye Petrol Rafinerileri
AS
231,884
0.1
183,187
(1)
Yapi ve Kredi Bankasi AS
149,863
0.0
2,358,321
0.5
United Arab Emirates : 1.4%
159,160  Abu Dhabi Commercial
Bank PJSC
632,474
0.1
80,201  Abu Dhabi Islamic Bank
PJSC
476,092
0.1
166,582  Abu Dhabi National Oil
Co. for Distribution PJSC
172,340
0.0
176,201  ADNOC Drilling Co.
PJSC
270,078
0.1
298,471
Adnoc Gas PLC
287,694
0.1
207,883
Aldar Properties PJSC
536,976
0.1
158,897  Americana Restaurants
International PLC
85,223
0.0
262,490  Dubai Electricity & Water
Authority PJSC
193,804
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates (continued)
158,516
Dubai Islamic Bank PJSC
$ 413,433
0.1
46,162  Emaar Development
PJSC
169,156
0.0
352,156
Emaar Properties PJSC
1,251,177
0.3
101,215  Emirates NBD Bank
PJSC
669,614
0.1
186,053  Emirates
Telecommunications
Group Co. PJSC
954,313
0.2
236,695  First Abu Dhabi Bank
PJSC
1,007,857
0.2
191,798
(1)
Multiply Group PJSC
151,435
0.0
91,167
Salik Co. PJSC
149,171
0.0
7,420,837
1.4
United Kingdom : 0.4%
26,502
Anglogold Ashanti PLC
1,850,475
0.4
5,408
(1)
Metlen Energy & Metals
PLC
302,861
0.0
2,153,336
0.4
United States : 0.1%
19,577
(1)
JBS NV - Class A
292,284
0.1
3,708
(1)
Legend Biotech Corp.,
ADR
120,918
0.0
413,202
0.1
Total Common Stock
(Cost $377,799,140)
502,104,278
97.9
PREFERRED STOCK : 1.7%
Brazil : 1.1%
295,921  Banco Bradesco SA -
Preference Shares
985,245
0.2
14,349  Centrais Eletricas
Brasileiras SA
150,062
0.0
94,323  Cia Energetica de Minas
Gerais
196,541
0.0
61,900  Cia Paranaense de
Energia
150,381
0.0
73,404
Gerdau SA
229,635
0.1
280,721
Itau Unibanco Holding SA
2,058,630
0.4
304,614
Itausa SA
659,909
0.1
242,099
Petroleo Brasileiro SA
1,426,052
0.3
5,856,455
1.1
Chile : 0.1%
7,932
(1)
Sociedad Quimica y
Minera de Chile SA
342,260
0.1
Colombia : 0.1%
24,234
Grupo Cibest SA
315,623
0.1
India : 0.0%
50,140
(4)
TVS Motor Co. Ltd.
5,647
0.0
South Korea : 0.4%
981
Hyundai Motor Co.
114,063
0.0
1,858  Hyundai Motor Co. -
Second Preference
Shares
220,625
0.0
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
South Korea (continued)
42,599  Samsung Electronics Co.
Ltd.
$ 2,021,792
0.4
2,356,480
0.4
Total Preferred Stock
(Cost $7,460,301)
8,876,465
1.7
Total Long-Term
Investments
(Cost $385,259,441)
510,980,743
99.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Repurchase Agreements : 1.1%
51,196
(5)
Bank of America
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.200%, due 10/01/2025
(Repurchase Amount
$51,202, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $52,220, due
11/15/41-05/15/54)
51,196
0.0
1,453,455
(5)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
09/30/2025, 4.210%, due
10/01/2025 (Repurchase
Amount $1,453,623,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,482,542, due
08/27/27-09/01/55)
1,453,455
0.3
1,453,455
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%, due
10/01/2025 (Repurchase
Amount $1,453,623,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $1,482,524, due
08/01/32-06/01/64)
1,453,455
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
92,774
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$92,785, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $94,629, due
07/15/26-08/15/54)
$ 92,774
0.0
334,742
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$334,781, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $341,437, due
12/31/31-05/31/32)
334,742
0.1
44,923
(5)
Mizuho Securities
USA LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$44,928, collateralized
by various U.S.
Government Securities,
0.750%-4.375%, Market
Value plus accrued
interest $45,821, due
05/31/26-09/30/32)
44,923
0.0
462,804
(5)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$462,857, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $472,060, due
11/18/25-08/15/55)
462,804
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,408,489
(5)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.200%, due
10/01/2025 (Repurchase
Amount $1,408,651,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,436,659, due
01/15/29-10/01/55)
$ 1,408,489
0.3
137,740
(5)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$137,756, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $140,495, due
10/23/25-08/15/55)
137,740
0.0
Total Repurchase
Agreements
(Cost $5,439,578)
5,439,578
1.1
Time Deposits : 0.2%
150,000
(5)
Canadian Imperial Bank
of Commerce,
4.090
%,
10/01/2025 150,000
0.0
140,000
(5)
DZ Bank AG,
4.080
%,
10/01/2025 140,000
0.0
140,000
(5)
HSBC Bank PLC,
4.130
%,
10/01/2025 140,000
0.0
150,000
(5)
Landesbank Hessen
Thueringen Girozentrale,
4.100
%,
10/01/2025 150,000
0.0
150,000
(5)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 150,000
0.1
150,000
(5)
Royal Bank of Canada,
4.140
%,
10/01/2025 150,000
0.1
150,000
(5)
Societe Generale S.A.,
4.090
%,
10/01/2025 150,000
0.0
Total Time Deposits
(Cost $1,030,000)
1,030,000
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
2,706,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $2,706,000) $ 2,706,000 0.5
Total Short-Term
Investments
(Cost $9,175,578)
$ 9,175,578
1.8
Total Investments in
Securities
(Cost $394,435,019) $ 520,156,321 101.4
Liabilities in Excess of
Other Assets (6,978,477) (1.4)
Net Assets $ 513,177,844 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 25.5%
Financials 22.2
Consumer Discretionary 13.3
Communication Services 10.5
Industrials 6.6
Materials 6.4
Consumer Staples 4.0
Energy 3.9
Health Care 3.4
Utilities 2.3
Real Estate 1.4
Foreign Stock 0.1
Short-Term Investments 1.8
Liabilities in Excess of Other Assets (1.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 15,822,053 $ — $ — $ 15,822,053
Chile 2,030,716 — — 2,030,716
China 10,453,027 147,114,948 — 157,567,975
Colombia 341,801 — — 341,801
Czechia — 798,959 — 798,959
Egypt — 255,213 — 255,213
Greece 594,555 2,336,574 — 2,931,129
Hong Kong — 835,189 — 835,189
Hungary 222,784 1,167,538 — 1,390,322
India 1,048,477 76,738,676 — 77,787,153
Indonesia 327,554 5,434,308 — 5,761,862
Kuwait 343,196 3,374,419 — 3,717,615
Luxembourg 218,375 — — 218,375
Malaysia 987,125 5,009,413 — 5,996,538
Mexico 10,791,332 — — 10,791,332
Peru 1,192,841 — — 1,192,841
Philippines 1,190,621 773,997 — 1,964,618
Poland — 5,081,122 — 5,081,122
Qatar 2,117,377 1,513,278 — 3,630,655
Romania 231,882 — — 231,882
Saudi Arabia 5,196,707 11,658,630 — 16,855,337
South Africa 3,121,326 12,419,367 — 15,540,693
South Korea 641,245 53,119,774 — 53,761,019
Taiwan — 100,057,335 — 100,057,335
Thailand 539,716 4,657,132 — 5,196,848
Turkey 315,461 2,042,860 — 2,358,321
United Arab Emirates 4,559,773 2,861,064 — 7,420,837
United Kingdom 302,861 1,850,475 — 2,153,336
United States 413,202 — — 413,202
Total Common Stock 63,004,007 439,100,271 — 502,104,278
Preferred Stock 6,514,338 2,356,480 5,647 8,876,465
Short-Term Investments 2,706,000 6,469,578 — 9,175,578
Total Investments, at fair value $ 72,224,345 $ 447,926,329 $ 5,647 $ 520,156,321
Other Financial Instruments+
Futures 35,433 — — 35,433
Total Assets $ 72,259,778 $ 447,926,329 $ 5,647 $ 520,191,754
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (8) $ — $ (8)
Total Liabilities $ — $ (8) $ — $ (8)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
At September 30, 2025, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 622 CNY 4,432 The Bank of New York Mellon 10/10/25 $ (1)
USD 760 CNY 5,422 The Bank of New York Mellon 10/10/25 (1)
USD 512 CNY 3,654 The Bank of New York Mellon 10/10/25 (1)
USD 2,443 CNY 17,424 The Bank of New York Mellon 10/10/25 (5)
$ (8)
At September 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 72 12/19/25 $ 4,894,920 $ 35,433
$ 4,894,920 $ 35,433
Currency Abbreviations:
CNY
—
Chinese Yuan
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 145,449,185
Gross Unrealized Depreciation (19,727,883)
Net Unrealized Appreciation $ 125,721,302